Real Estate Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Real Estate Inventories
7.	Real Estate Inventories

Real estate inventories consisted of the following (in thousands):

	December 31,
	2014	2013
Real estate inventories owned:
Homes completed or under construction	$461,712	$308,856
Land under development	1,391,303	760,731
Land held for future development	245,673	264,120
Model homes	103,270	53,351
Total real estate inventories owned	2,201,958	1,387,058
Real estate inventories not owned:
Land purchase and land option deposits	44,155	38,788
Consolidated inventory held by VIEs	34,070	39,680
Total real estate inventories not owned	78,225	78,468
Total real estate inventories	$2,280,183	$1,465,526

Homes completed or under construction is comprised of costs associated with homes in various stages of construction and includes direct construction and related land acquisition and land development costs. Land under development primarily consists of land acquisition and land development costs, which include capitalized interest and real estate taxes, associated with land undergoing improvement activity. Land held for future development principally reflects land acquisition and land development costs related to land where development activity has not yet begun or has been suspended, but is expected to occur in the future.

Real estate inventories not owned represents deposits related to land purchase and land option agreements as well as consolidated inventory held by a VIE. For further details, see Note 9, Variable Interest Entities.

Interest incurred, capitalized and expensed were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Interest incurred	$41,706	$22,674	$27,038
Interest capitalized	(38,975)	(19,081)	(22,059)
Interest expensed	$2,731	$3,593	$4,979

Capitalized interest in beginning inventory	$138,233	$155,823	$164,056
Interest capitalized as a cost of inventory	38,975	19,081	22,059
Interest previously capitalized as a cost of inventory, included in cost of sales	(52,747)	(36,671)	(30,292)
Capitalized interest in ending inventory	$124,461	$138,233	$155,823

Interest is capitalized to real estate inventory during development and other qualifying activities. Interest that is capitalized to real estate inventory is included in cost of home sales as related units are delivered. Interest that is expensed as incurred is included in other income (expense).

Real estate inventory impairments and land option abandonments

Real estate inventory impairments and land option abandonments consisted of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Real estate inventory impairments	$931	$341,086	$735
Land option abandonments and pre-acquisition costs	1,584	4,362	2,856
	$2,515	$345,448	$3,591

Impairments of homebuilding assets and related charges relate primarily to projects or communities held for development. Within a community that is held for development, there may be individual homes or parcels of land that are currently held for sale. Impairment charges recognized as a result of adjusting individual held-for-sale assets within a community to estimated fair value less cost to sell are also included in the total impairment charges above.

In addition to owning land and residential lots, we also have option agreements to purchase land and lots at a future date. We have option deposits and capitalized pre-acquisition costs associated with the optioned land and lots. When the economics of a project no longer support acquisition of the land or lots under option, we may elect not to move forward with the acquisition. Option deposits and capitalized pre-acquisition costs associated with the assets under option may be forfeited at that time. Charges for such forfeitures are expensed to cost of sales.

The homebuilding impairment charge in 2013 is primarily related to the $340.3 million impairment of the Coyote Springs Property in December 2013. Under the terms of the Transaction Agreement, certain assets and liabilities of WRECO and its subsidiaries were excluded from the transaction and retained by Weyerhaeuser, including assets and liabilities relating to the Coyote Springs Property described in Note 9.